CAPITAL STOCK (Details Narrative) - USD ($)	1 Months Ended
	May 30, 2022	Jun. 30, 2023	Apr. 11, 2023	Apr. 10, 2023	Apr. 03, 2023	Mar. 24, 2023	Mar. 10, 2023	Jun. 23, 2022
Statement [Line Items]
Options Exercised, Shares		125,148				9,109	29,359
Aggregate common stock shares issued shares				29,929
Common stock shares issued			6,380,083
Convertible common shares stock					309,825			3,098
Outstanding amounts payable						$ 66,154
Non-Brokered Private Placement
Statement [Line Items]
Units Issued	413,935							309,825
Price Per Unit	$ 6.78
Gross Proceeds From Issuance Of Units	$ 2,215,811
Legal And Other Expenses	$ 38,063